UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4061

Smith Barney Managed Governments Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

FORM N-Q

OCTOBER 31, 2004

Smith Barney Managed Governments Fund Inc.

Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 99.4%
	U.S. Treasury Notes:
$ 20,000,000	4.000% due 2/15/14(a)	$20,007,040

	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
531	5.500% due 5/1/13	551
1,511,433	7.000% due 2/1/16(b)	1,604,228
5,166,536	6.000% due 3/1/17	5,426,500
3,100,487	6.500% due 6/1/19(b)	3,285,590
675,068	6.500% due 1/1/32(b)	710,885
4,080,628	5.000% due 9/1/33(b)	4,081,260
5,900,000	5.000% due 11/15/34(d)(e)	5,883,409
40,000,000	5.500% due 11/15/34(d)(e)	40,750,000
20,000,000	6.000% due 11/15/34(d)(e)	20,712,500
49,000,000	6.500% due 11/15/34(d)(e)	51,495,962

	Federal National Mortgage Association (FNMA):
24,305	7.500% due 4/1/09	25,036
28,330	6.500% due 6/1/15(b)	30,084
1,951,648	5.500% due 12/1/16(b)	2,025,466
1,557,462	6.000% due 5/1/17	1,635,891
4,496,547	7.500% due 3/1/32(b)	4,822,474
13,970,611	6.000% due 6/1/32(c)	14,512,410
9,144,236	6.500% due 3/1/33(b)	9,634,050
9,241,855	7.000% due 1/1/34(b)	9,855,283
23,365,879	5.000% due 3/1/34(c)	23,354,244
9,000,000	4.500% due 11/15/34(d)(e)	8,738,442
25,000,000	5.000% due 11/15/34(d)(e)	24,914,050
72,500,000	5.500% due 11/15/34(d)(e)	73,836,755
25,000,000	6.000% due 11/15/34(d)(e)	25,921,875
3,000,000	6.500% due 11/15/34(d)(e)	3,154,686
21,000,000	7.000% due 11/15/34(d)(e)	22,299,375

	Government National Mortgage Association (GNMA):
24,495	8.500% due 11/15/27	26,886
10,062,794	6.500% due 3/15/32(b)	10,662,262
6,774,808	7.000% due 3/15/32(b)	7,236,211
1,794,243	7.500% due 5/15/32(b)	1,932,965
20,000,000	5.000% due 11/22/34(d)(e)	20,062,500
12,000,000	5.500% due 11/22/34(d)(e)	12,277,500

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost - $421,127,194)	430,916,370

PAC IOs - 0.1%
6,921,000	Federal Home Loan Mortgage Corp., yield to maturity 9.519% due 9/15/22 (Cost - $535,512)	594,479

	SUB-TOTAL INVESTMENTS (Cost - $421,662,706)	431,510,849

See Notes to Schedule of Investments.

Smith Barney Managed Governments Fund Inc.

Schedule of Investments (unaudited)(continued)	October 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 71.6%
$110,630,000	Deutsche Bank Securities Inc. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $110,646,963; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.100% due 2/3/05 to 6/1/17; Market value - $112,842,600)(c)	$110,630,000
100,000,000	Merrill Lynch Pierce Fenner & Smith Inc. dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity - $100,015,167; (Fully collateralized by various zero coupon U.S. Government Agency Obligations, due 11/2/04 to 4/29/05; Market value - $102,000,375)(c)	100,000,000
100,000,000	UBS Securities LLC dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $100,015,333; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction & Development Notes & Bonds, 0.000% to 8.875% due 12/7/04 to 8/6/38; Market value - $102,000,208)(c)	100,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $310,630,000)	310,630,000

	TOTAL INVESTMENTS - 171.1% (Cost - $732,292,706*)	742,140,849
	Liabilities in Excess of Other Assets - (71.1)%	(308,464,435)

	TOTAL NET ASSETS - 100.0%	$433,676,414

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Date shown represents the last in range of maturity dates of mortgage certificates owned.
(c)	All or a portion of this security is segregated for open futures contracts and/or “to-be-announced” (“TBA”) securities.
(d)	Security acquired under mortgage dollar roll agreement.
(e)	Security is traded on a TBA basis.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

PAC IO — Planned Amortization Class - Interest Only

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Securities are valued on the basis of valuations provided by dealers in those instruments or an independent pricing service approved by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value, unless the Board of Directors determines that such a valuation does not constitute fair value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts – The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a To-Be-Announced Basis - The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in U.S. Government Agency transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls - The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(f) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,074,562
Gross unrealized depreciation	(226,419)

Net unrealized appreciation	$9,848,143

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 5 Year Notes	237	12/04	$26,142,594	$26,395,875	$(253,281)
U.S. Treasury 10 Year Notes	111	12/04	12,582,097	12,605,437	(23,340)

					$(276,621)

During the quarter ended October 31, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $848,673,734. At October 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $303,864,400.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Managed Governments Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date	December 28, 2004